Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charge)/credit to income	£ (1.3)	£ (12.9)	£ (8.3)	£ (8.1)
Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(28.3)	(12.0)
(Charge)/credit to income		12.9	8.3
(Charge)/credit to equity		(1.4)	(4.5)
Credit to other comprehensive income		0.1	0.9
Arising on acquisition			(21.5)
Exchange differences		(3.3)	0.5
Ending balance	(12.0)	(20.0)	(28.3)
Accelerated capital allowances [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(14.8)	(9.9)
(Charge)/credit to income		(8.3)	(5.3)
Reclassification			0.5
Exchange differences		0.1	(0.1)
Ending balance	(9.9)	(23.0)	(14.8)
Cash flow hedges [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance
Credit to other comprehensive income		0.1
Ending balance		0.1
Share-based payments [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		7.6	5.7
(Charge)/credit to income		5.5	6.4
(Charge)/credit to equity		(1.4)	(4.5)
Credit to other comprehensive income			0.0
Ending balance	5.7	11.7	7.6
Acquired intangible assets [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(32.2)	(17.8)
(Charge)/credit to income		7.5	5.0
Arising on acquisition			(19.9)
Reclassification			0.1
Exchange differences		(3.6)	0.4
Ending balance	(17.8)	(28.3)	(32.2)
Losses [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		6.1	4.9
(Charge)/credit to income		5.8	1.2
Exchange differences		0.1	0.0
Ending balance	4.9	12.0	6.1
Other temporary differences [member] | Deferred tax liabilities net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		5.0	5.1
(Charge)/credit to income		2.4	1.0
(Charge)/credit to equity			0.0
Arising on acquisition			(1.6)
Reclassification			(0.6)
Exchange differences		0.1	0.2
Ending balance	£ 5.1	£ 7.5	£ 5.0